Provisions for retirement benefit obligations - Sensitivity analysis (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit obligation at December 31	€ 1,559	€ 1,234	€ 1,429
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase or decrease in actuarial assumption	0.25%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption (as a percent)	2.20%	2.30%	2.80%
Discount rate at 2.95%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	2.95%
Benefit obligation at December 31	€ 1,595
Discount rate at 3.20%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	3.20%
Benefit obligation at December 31	€ 1,559
Discount rate at 3.45%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage	3.45%	3.45%
Benefit obligation at December 31	€ 1,525
Discount rate at 3.45%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit obligation at December 31		€ 1,263
Discount rate at 3.70%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		3.70%
Benefit obligation at December 31		€ 1,234
Discount rate at 3.95%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage		3.95%
Benefit obligation at December 31		€ 1,205
Discount rate at 0.75%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			0.75%
Benefit obligation at December 31			€ 1,471
Discount rate at 1.00%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			1.00%
Benefit obligation at December 31			€ 1,429
Discount rate at 1.25%
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Benefit Obligation Percentage			1.25%
Benefit obligation at December 31			€ 1,389